FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT	NOTE 25 - FINANCIAL RISK MANAGEMENT
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The Group is exposed to a variety of financial risks such as market risk, credit risk, liquidity risk, capital risk and collateral risk.
The Group manages these risks by monitoring the unpredictability of financial markets and seeking to minimize potential adverse effects on its financial performance on a continuous basis.
The Group’s principal financial liabilities are comprised of borrowings, leases and trade and other payables, used primarily to finance and financially guarantee its operations. The Group’s principal financial assets include cash and cash equivalents and trade and other receivables derived from its operations.
The Group also enters into derivative financial instruments which, depending on market dynamics, are recorded as assets or liabilities. To assist with the design and composition of its hedging program, the Group engages a specialist firm with the appropriate skills and experience to manage its risk management derivative-related activities.
Market Risk
Market risk is the possibility that the fair value of future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk is comprised of two types of risk: interest rate risk and commodity price risk. Financial instruments affected by market risk include borrowings and derivative financial instruments. Derivative and non-derivative financial instruments are used to manage market price risks resulting from changes in commodity prices and foreign exchange rates, which could have a negative effect on assets, liabilities or future expected cash flows.
INTEREST RATE RISK
The Group is subject to market risk exposure related to changes in interest rates. The Group’s borrowings primarily consist of fixed-rate amortizing notes and its variable rate Credit Facility as illustrated below.

	December 31, 2023		December 31, 2022
	Borrowings	Interest Rate(a)	Borrowings	Interest Rate(a)
ABS Notes and Term Loan I	$1,158,221	5.67%	$1,435,082	5.70%
Credit Facility	$159,000	8.66%	$56,000	7.42%
(a)The interest rate on the ABS Notes and Term Loan I borrowings represents the weighted average fixed-rate of the notes while the interest rate presented for the Credit Facility represents the floating rate as of December 31, 2023 and 2022, respectively. During the year ended
December 31, 2022, the Credit Facility transitioned from LIBOR to SOFR during the regular redetermination in late Spring 2022. The Group did not experience a material impact from the transition.
Refer to Note 21 for additional information regarding the ABS Notes, Term Loan I and Credit Facility. The table below represents the impact of a 100 basis point adjustment in the borrowing rate for the Credit Facility and the corresponding impact on finance costs. This represents a reasonably possible change in interest rate risk.

Credit Facility Interest Rate Sensitivity	December 31, 2023	December 31, 2022
+100 Basis Points	$1,590	$560
-100 Basis Points	$(1,590)	$(560)
The Group strives to maintain a prudent balance of floating and fixed-rate borrowing exposure, particularly during uncertain market conditions. As part of the Group’s risk mitigation strategy from time to time the Group enters into swap arrangements to increase or decrease exposure to floating or fixed- interest rates to account for changes in the composition of borrowings in its portfolio. As a result, the total principal hedged through the use of derivative financial instruments varies from period to period. The fair value of the Group’s interest rate swaps represents a liability of $315 and $3,228 as of December 31, 2023 and
2022, respectively. Refer to Note 13 for additional information regarding derivative financial instruments.
COMMODITY PRICE RISK
The Group’s revenues are primarily derived from the sale of its natural gas, NGLs and oil production, and as such, the Group is subject to commodity price risk. Commodity prices for natural gas, NGLs and oil can be volatile and can experience fluctuations as a result of relatively small changes in supply, weather conditions, economic conditions and government actions.
For the years ended December 31, 2023, 2022 and 2021, the Group’s commodity revenue was $802,399, $1,873,011 and
$973,107, respectively. The Group enters into derivative financial instruments to mitigate the risk of fluctuations in commodity prices. The total volumes hedged through the use of derivative financial instruments varies from period to period, but generally the Group’s objective is to hedge at least 65% for the next 12 months, at least 50% in months 13 to 24, and a minimum of 30%
in months 25 to 36, of its anticipated production volumes. Refer to Note 13 for additional information regarding derivative financial instruments.
By removing price volatility from a significant portion of the Group’s expected production through 2032, it has mitigated, but not eliminated, the potential effects of changing prices on its operating cash flow for those periods. While mitigating negative effects of falling commodity prices, these derivative contracts also limit the benefits the Group would receive from increases in commodity prices.
Credit and Counterparty Risk
The Group is exposed to credit and counterparty risk from the sale of its natural gas, NGLs and oil. Trade receivables from customers are amounts due for the purchase of natural gas, NGLs and oil. Collectability is dependent on the financial condition of each customer. The Group reviews the financial condition of customers prior to extending credit and generally does not require collateral in support of their trade receivables. The Group had no customers that comprised over 10% of its total trade receivables from customers as of December 31, 2023 and 2022. As of December 31, 2023 and 2022, the Group’s trade receivables from customers, net of the applicable allowance for credit losses, were $168,913 and $278,030, respectively.
The Group is also exposed to credit risk from joint interest owners, entities that own a working interest in the properties operated by the Group. Joint interest receivables are classified in trade receivables, net in the Consolidated Statement of
Financial Position. The Group has the ability to withhold future revenue payments to recover any non-payment of joint interest receivables. As of December 31, 2023 and 2022, the Group’s joint interest receivables, net of the applicable allowance for credit losses, were $21,294 and $18,751, respectively.
Trade receivables are current and the Group believes these net receivables are collectible. Refer to Note 3 for additional information.
Liquidity Risk
Liquidity risk is the possibility that the Group will not be able to meet its financial obligations as they fall due. The Group manages this risk by maintaining adequate cash reserves through the use of cash from operations and borrowing capacity on the Credit Facility. The Group also continuously monitors its forecast and actual cash flows to ensure it maintains an appropriate amount of liquidity. The amounts disclosed in the following table are the contractual cash flows.

	Not Later Than One Year	Later Than One Year and Not Later Than Five Years	Later Than Five Years
				Total
For the year ended December 31, 2023
Trade and other payables	$53,490	$—	$—	$53,490
Borrowings	200,822	864,264	259,762	1,324,848
Leases	12,358	22,531	—	34,889
Other liabilities(a)	178,779	2,224	—	181,003
Total	$445,449	$889,019	$259,762	$1,594,230
For the year ended December 31, 2022
Trade and other payables	$93,764	$—	$—	$93,764
Borrowings	271,096	778,887	448,183	1,498,166
Leases	10,925	21,523	—	32,448
Other liabilities(a)	326,302	5,375	—	331,677
Total	$702,087	$805,785	$448,183	$1,956,055
(a)Represents accrued expenses and net revenue clearing. Excludes taxes payable, asset retirement obligations and revenue to be distributed.
Capital Risk
The Group defines capital as the total of equity shareholders’ funds and long-term borrowings net of available cash balances.
The Group’s objectives when managing capital are to provide returns for shareholders, maintain appropriate leverage and safeguard the ability to continue as a going concern while pursuing opportunities for growth through identifying and evaluating potential acquisitions and constructing new infrastructure on existing proved leaseholds. The Directors do not establish a quantitative return on capital criteria, but rather promote year-over-year adjusted EBITDA growth. The Group seeks to maintain a leverage target at or under 2.5x.
Collateral Risk
As of December 31, 2023, the Group has pledged 100% of its upstream natural gas and oil properties in the Appalachia and
Central Region, along with certain midstream assets, to fulfill the collateral requirements for borrowings under the ABS Notes,
Term Loan I and Credit Facility. The fair value of the collateral is based on a third-party engineering reserve calculation using estimated cash flows discounted at 10% and a commodities futures price schedule. Refer to Notes 5 and 21 for additional information regarding acquisitions and borrowings, respectively.